ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Accrued consulting fees	$ 152,500	$ 110,000	$ 110,000
Accrued wages and related		629,780	433,963
Accrued interest expense	142,446	101,185	6,832
Accrued other expenses	67,500	87,568
Total accrued expenses	$ 362,446	$ 928,533	$ 550,795